Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000024403
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Acorn Fund ($22,956)
C000024404
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Acorn International Fund ($15,247)
Without Sales Load [Member] | C000024403
Average Annual Return [Line Items]
Average Annual Return, Percent	4.47%	1.02%	8.66%
Without Sales Load [Member] | C000024404
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%	(1.00%)	4.31%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,272)
Average Annual Return, Percent	10.31%	2.98%	10.55%
Columbia Threadneedle: MSCI EAFE SMID Cap Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
Average Annual Return, Percent	24.96%	2.45%	6.39%